DEPOSITS	12 Months Ended
Dec. 31, 2021
Deposits [Abstract]
Deposit Liabilities Disclosures [Text Block]	Deposits
Time deposits that meet or exceed the FDIC insurance limit of $250,000 at December 31, 2021 and 2020 were $195.6 million and $220.5 million, respectively.

Scheduled maturities of all time deposits for the next five years were as follows:

(Dollars in thousands)	Time deposits
2022	$1,131,574
2023	83,589
2024	50,983
2025	32,569
2026	31,352
Thereafter	196
Total	$1,330,263